Income Taxes (Details 1) - USD ($)	Sep. 30, 2018	Dec. 31, 2017
Deferred tax assets:
Federal and state operating loss carryforwards	$ 1,837,375	$ 871,371
Acquired intangibles	10,116	5,433
Accruals	73,763	64,151
Convertible notes	28,863	81,904
Research and development credit carryforwards	140,553	63,197
Stock-based compensation	24,598	19,821
Total deferred tax assets	2,115,268	1,105,877
Valuation allowance	(2,115,268)	(1,105,877)
Net deferred tax assets